Summary of significant accounting policies - IFRS 16 - Recognition of assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets at January 1, 2019	$ 0
Depreciation during the period	(3,644)
Right-of-use assets at December 31, 2019	13,462
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets at January 1, 2019	14,610
Additions	2,496
Depreciation during the period	(3,644)
Right-of-use assets at December 31, 2019	$ 13,462